Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Line Items]
Earnings Per Share
(18) Earnings per Share
Basic earnings per share (“EPS”) is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. For purposes of calculating basic EPS, weighted average common shares outstanding excludes treasury stock, unallocated employee stock ownership plan shares that have not been committed for release and deferred compensation obligations required to be settled in shares of Company stock.
Diluted EPS is computed using the same method as basic EPS and reflects the potential dilution which could occur if stock options and unvested shares were exercised and converted into common stock. The potentially diluted shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method.
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share calculations for the years ended December 31, 2025, 2024, and 2023:

	December 31,
	2025	2024	2023
	(In thousands, except per share data)
Net income (loss)	$51,766	$(11,653)	$36,086

Shares:
Weighted average shares outstanding - basic	101,810,752	101,676,758	102,656,388
Weighted average diluted shares outstanding	—	162,749	238,581

Weighted average shares outstanding - diluted	101,810,752	101,839,507	102,894,969

Earnings (loss) per share:
Basic	$0.51	$(0.11)	$0.35

Diluted	$0.51	$(0.11)	$0.35

During the years ended December 31, 2025, 2024, and 2023, the average number of stock options which could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been anti-dilutive totaled 4,044,460, 988,161, and 704,526 respectively.

Northfield Bancorp, Inc. [Member]
Earnings Per Share [Line Items]
Earnings Per Share
(17)	Earnings Per Share
The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (in thousands, except share and per share data):

	December 31,
	2025	2024	2023
Net income available to common stockholders	$796	$29,945	$37,669

Weighted average shares outstanding-basic	40,116,839	41,567,370	43,560,844
Effect of non-vested restricted stock and stock options outstanding	56,564	61,290	77,772

Weighted average shares outstanding-diluted	40,173,403	41,628,660	43,638,616

Earnings per share-basic	$0.02	$0.72	$0.86
Earnings per share-diluted	$0.02	$0.72	$0.86
Anti-dilutive shares	733,237	1,297,495	1,542,194